Notes to the Profit or Loss Statement - Summary of Satisfaction of Performance Obligations (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Performance obligations satisfied at point in time [member]
Satisfaction of Performance Obligations [Line Items]
Revenues	€ 179,569,000	€ 327,438,000	€ 71,270,000
Performance obligations satisfied over time [member]
Satisfaction of Performance Obligations [Line Items]
Revenues	43,000	260,000	485,000
Revenues	179,611,844	327,698,465	71,755,303
Performance obligations fulfilled in previous periods	€ 85,500,000	€ 47,100,000	€ 62,000,000